Liabilities related to business combinations and to non-controlling interests	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Liabilities related to business combinations and to non-controlling interests	Liabilities related to business combinations and to non-controlling interests
For a description of the nature of the liabilities reported in the line item Liabilities related to business combinations and to non-controlling interests, refer to Note B.8.5. The principal acquisitions are described in Notes D.1. and D.2.
The liabilities related to business combinations and to non-controlling interests shown in the table below are level 3 instruments under the IFRS 7 fair value hierarchy (see Note D.12.).
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent conside- ration (European Vaccines business)	Shire contingent consideration arising from the acquisition of Translate Bio	Contingent conside- ration arising from acquisition of Amunix	CVRs issued in connection with the acquisition of Blueprint	CVRs issued in connection with the acquisition of Vigil	Other	Total(a)
Balance at January 1, 2023	26	204	380	165	—	—	4	779
New transactions	—	—	—	—	—	—	—	—
Payments made	(21)	(77)	—	(69)	—	—	—	(167)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(5)	—	74	45	—	—	—	114
Other movements	—	—	—	—	—	—	—	—
Currency translation differences	—	—	(13)	(4)	—	—	—	(17)
Balance at December 31, 2023	—	127	441	137	—	—	4	709
New transactions	—	—	—	—	—	—	—	—
Payments made	—	(70)	—	—	—	—	(1)	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	—	16	94	—	—	—	1	109
Other movements	—	—	—	(137)	—	—	(3)	(139)
Currency translation differences	—	(1)	33	—	—	—	—	33
Balance at December 31, 2024	—	72	568	—	—	—	1	641
New transactions	—	—	—	—	45	6	—	51
Payments made	—	(72)	—	—	—	—	—	(72)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	—	1	31	—	3	—	—	35
Other movements	—	—	—	—	—	—	—	—
Currency translation differences	—	(1)	(68)	—	—	(1)	—	(70)
Balance at December 31, 2025	—	—	531	—	48	5	1	585
(a)Portion due after more than one year: €585 million as of December 31, 2025 (€569 million as of December 31, 2024 and €501 million as of December 31,
2023); portion due within less than one year: €0 million as of December 31, 2025 (€72 million as of December 31, 2024 and €208 million as of December 31, 2023).
(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
As of December 31, 2025, Liabilities related to business combinations and to non-controlling interests mainly comprised:
•Following the acquisition of Blueprint in July 2025, Blueprint shareholders received one non-tradable contingent value right
(CVR) entitling the holder to receive two potential milestone payments of $2 and $4 per CVR on the attainment of future development and regulatory milestones, respectively, for the BLU-808 project, currently in development; the nominal value of the contingent consideration is $448 million.
•Following the acquisition of Vigil in August 2025, Vigil shareholders received one non-tradable contingent value right (CVR)
entitling the holder to receive a potential milestone payment of $2 per CVR contingent upon the first commercial sales of
VG-3927; the nominal value of the contingent consideration is $114 million.
•A contingent consideration liability towards Shire Human Genetic Therapies Inc. (Shire) arising from Sanofi’s acquisition of
Translate Bio in September 2021. In a business combination carried out in December 2016 and predating the acquisition of control by Sanofi, Translate Bio (then called Rana Therapeutics, Inc.) acquired from Shire the intellectual property rights relating to the latter’s Messenger RNA Therapeutics (MRT) program. As of December 31, 2025, Shire was entitled to receive the following potential payments:
–milestone payments contingent on the launch of products based on MRT technology, and on the attainment of a specified level of sales of those products, and
–a percentage of sales of those products.
The fair value of the Shire liability was measured at €531 million as of December 31, 2025, compared with €568 million as of December 31, 2024 and €441 million as of December 31, 2023; it was determined by applying the contractual terms to development and sales projections which were weighted to reflect the probability of success, and discounted. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 11%.
•Following the exclusive licensing agreement on the ProXTen technology platform entered into with Vir Biotechnology in
September 2024 , Inc., Sanofi no longer has any contingent consideration liability arising from the acquisition of Amunix in
2022. The fair value of that contingent consideration liability was €137 million as of December 31, 2023.
•The MSD contingent consideration liability arising from Sanofi’s acquisition of the Sanofi Pasteur activities carried on within the former Sanofi Pasteur MSD joint venture was extinguished during 2025 in accordance with the contractual terms. Sanofi has no further liability in respect of this contingent consideration following settlement of the milestone linked to 2024 sales.
As of December 31, 2025, there is no contingent consideration payable in respect of already-marketed products.
The nominal amount of contingent consideration was €72 million as of December 31, 2024 and €133 million as of December 31,
2023.